Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000026761 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026761 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026761 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026761 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026761 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000026763 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026763 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026763 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026763 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026763 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000168177 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000168177 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000168177 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168177 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000168177 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000026762 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026762 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026762 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026762 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000026762 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	56.60%